Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Schedule of Expected Credit Loss

The Group provides for expected credit loss based on the following:

Credit rating	Basis of categorization	Provision for expected credit loss
Low credit risk	Cash and cash equivalents, trade receivables, and other financial assets	12 month expected credit loss
Moderate credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or fully provided for

Schedule of Profit and Loss and Other Comprehensive Income	Recoveries made are recognized in the consolidated statement of profit and loss and other comprehensive income.
Credit rating	Basis of categorization	As of 31 March 2025	As of 31 March 2024
Low credit risk	Cash and cash equivalents	$4,674,586	$246,377
Low credit risk	Other financial assets	$5,860,417	$4,222,957
Moderate credit risk	Trade receivables, net	$3,352,455	$3,682,302
Moderate credit risk	Other receivables	$—	$—

Schedule of Loss Provisions are Disclosed Under Each Sub-Category of Such Financial Assets	The Group does not have any expected loss-based impairment recognized on such assets considering their low credit risk nature, though incurred loss provisions are disclosed under each sub-category of such financial assets.
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2025
Cash and cash equivalents	$4,674,586	0%	—	$4,674,586
Other financial assets	$5,860,417	0%	—	$5,860,417

Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2024
Cash and cash equivalents	$246,377	0%	—	$246,377
Other financial assets	$4,222,957	0%	—	$4,222,957

Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables
Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Expected loss rate	0%	0%	0.04%	6.61%	50%
Estimated total gross carrying amount at default	2,430,351	357,079	242,683	237,530	198,543	3,466,187
Lifetime ECL	—	—	175	14,286	99,272	113,732
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	3,811,576	—	—	—	—	—
Expected loss rate	0%	0%	0.04%	6.61%	50%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106	9,137	120,031	129,274

Schedule of Movement of Allowance for Trade Receivables

Movement of allowance for trade receivables

(USD) As at March 31, 2023	57,831
Acquired in business combination	—
Gain recognized/(reversed) during the year	72,698
Exchange gain	—
Amounts written off	(1,255)
As at March 31, 2024	$ 129,274
Gain recognized/(reversed) during the year	(15,541)
As at March 31, 2025	$1,13,732

Schedule of Group’s Financial Liabilities Based on their Contractual Maturities	The amounts disclosed in the table are the contractual undiscounted cash flows.
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2025
Borrowings	$396,206	—	—	—	$396,206
Trade payables	6,470,875	—	—	—	6,470,875
Other financial liabilities	268,643	—	—	—	268,643
Other current liabilities	6,127,340	—	—	—	6,127,340
Total	$13,263,064	$—	$—	$—	$13,263,064
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2024
Borrowings	$1,728,190	—	—	—	$1,728,190
Trade payables	8,430,154	—	—	—	8,430,154
Other financial liabilities	243,655	—	—	—	243,655
Other current liabilities	3,413,025	—	—	—	3,413,025
Total	$13,815,024	$—	$—	$—	$13,815,024